Income taxes - Additional Information (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2013 JPY (¥)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011	Mar. 31, 2013 Japan USD ($)	Mar. 31, 2013 Japan JPY (¥)	Mar. 31, 2012 Japan	Mar. 31, 2011 Japan	Mar. 31, 2013 Japan Minimum	Mar. 31, 2013 Japan Maximum	Mar. 31, 2013 Foreign Countries USD ($)	Mar. 31, 2013 Foreign Countries JPY (¥)	Mar. 31, 2013 Foreign Countries Minimum	Mar. 31, 2013 Foreign Countries Maximum
Income Taxes [Line Items]
Statutory tax rate	37.60%	37.60%	40.20%	40.20%	37.60%	37.60%	40.20%	40.20%
Operating loss carryforwards for tax purposes					$ 811	¥ 76,280					$ 4,488	¥ 422,133
Expiration date for operating loss carryforwards									2014	2022			2014	2033
Tax credit carryforwards	1,076	101,251	108,426		961	90,439					115	10,812
Expiration date for tax credit carryforwards									2014	2016			2014	2033
Undistributed earnings of foreign subsidiaries	28,905	2,718,554
Undistributed earnings of foreign subsidiaries, additional tax provision, estimate	$ 1,265	¥ 118,998
Tax years remain open to examination by various tax jurisdictions					On and after April 1, 2006	On and after April 1, 2006					On and after January 1, 2000	On and after January 1, 2000